RECEIVABLES AND OTHER (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 100,898	$ 156,234
Tax receivables	16,068	34,330
Total	$ 116,966	$ 190,564